Property and Equipment, net - Depreciation (Details) - TEMPO AUTOMATION INC - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Depreciation expense	$ 2,342	$ 2,192
Cost of goods sold
Property, Plant and Equipment [Line Items]
Depreciation expense	530	1,125
Research and development
Property, Plant and Equipment [Line Items]
Depreciation expense	574	901
Sales and marketing
Property, Plant and Equipment [Line Items]
Depreciation expense	137	124
General and administrative
Property, Plant and Equipment [Line Items]
Depreciation expense	$ 1,101	$ 42